Date of approval - Company Statement of Balance Sheet (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash and cash equivalents	€ 3,863.3	€ 3,875.4	€ 3,599.3	€ 2,669.0
Total assets	17,507.0	17,175.6	16,405.9
Shareholders' equity
Issued share capital	6.4	6.9	6.9
Share premium account	1,421.6	1,404.3	1,379.9
Other undenominated capital reserve	4.0	3.5	3.5
Retained earnings	5,588.6	5,899.8	4,180.0
Other reserves	16.3	299.7	72.7
Shareholders' equity	7,036.9	7,614.2	5,643.0	€ 5,545.3
Total liabilities and shareholders' equity	€ 17,507.0	€ 17,175.6	€ 16,405.9